Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Average Service Lives and Depreciation and Amortization Rates

A summary of average service lives and depreciation and amortization rates for the various classes of assets is included below:

	Average	Rate
	Service Life	Range	Average
Transmission	57 years	1% – 2%	2%
Distribution	42 years	1% – 20%	2%
Communication	19 years	1% – 15%	4%
Administration and service	15 years	3% – 20%	7%